LOOMIS SAYLES INTERNATIONAL EQUITY FUND (THE "FUND")

                       Supplement dated August 10, 2004 to
       CDC Nvest Equity Funds Classes A, B and C and Class Y Prospectuses, each dated February 1, 2004, each as may be supplemented from time to time


Alexander Muromcew no longer serves as co-portfolio manager of the Fund. John Tribolet and Eswar Menon continue to serve as co-managers of the Fund.





                                                                      SP237-0804

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                    LOOMIS SAYLES WORLDWIDE FUND (THE "FUND")

                       Supplement dated August 10, 2004 to
    Loomis Sayles Funds I and Loomis Sayles Funds II Equity Funds Prospectus dated February 1, 2004, as may be supplemented from time to time


Alex Muromcew no longer serves as co-portfolio manager of the international equity securities sector of the Fund. John Tribolet and Eswar Menon continue to serve as co-managers of the international equity securities sector of the Fund.







                                                                   M-LSSP11-0804